Derivative Financial Instruments (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments
Amount of outstanding debt	$ 2,000
Exercised		(26,172)	(65,430)
OIC LLC
Derivative Financial Instruments
Nominal exercise price				$ 0.01
Warrants exercise term			30 days
Denominator to calculate shares			$ 5,000	$ 5,000
Amount of outstanding debt	$ 2,000
Exercised	26,172
Exercise price				$ 76.41
Warrants issued				65,430